8. Income Taxes (Details - Income by geographic regions) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Loss before income taxes	$ (1,327,250)	$ (1,822,518)	$ (7,300,458)	$ (3,595,132)
UNITED STATES [Member]
Loss before income taxes			(3,824,673)	(5,889,926)
UNITED KINGDOM [Member]
Loss before income taxes			(3,379,268)	2,398,830
GERMANY [Member]
Loss before income taxes			$ (96,517)	$ (104,036)